GENERAL	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
GENERAL

NOTE 1:-  GENERAL

a.	Compugen Ltd. (The “Company”) is a leading therapeutic discovery company utilizing its broadly applicable predictive discovery infrastructure to identify novel drug targets and develop first-in-class biologics. The Company's current pipeline primarily consists of early-stage immuno-oncology programs aimed at harnessing the immune system to fight cancer. The Company's pipeline's focus is on immune checkpoint target candidates discovered by the Company, which are predicted to serve as promising drug targets for cancer immunotherapies addressing various cancer types and patient populations, both as monotherapy and in combination with other drugs. The Company's business model relies on extracting the commercial value of the Company's systematic discovery capability by entering into various forms of revenue-sharing collaborations for the Company's novel drug target candidates and therapeutic product candidates at various stages of research and development.

The Company is headquartered in Holon, Israel, with R&D facilities located in both Holon and South San Francisco. At the U.S. facilities, therapeutic monoclonal antibodies are discovered and developed against the Company's novel drug target candidates.

b.	On August 5, 2013, the Company entered into a Research and Development Collaboration and License Agreement ("Bayer Agreement") with Bayer Pharma AG ("Bayer") for the research, development, and commercialization of antibody-based therapeutics for antibody based therapeutics against two novel, Compugen-discovered immune checkpoint regulators.

Under the terms of the Bayer Agreement, the Company received an upfront payment of $ 10,000, and is eligible to receive an aggregate of over $ 500,000 in potential milestone payments for both programs, not including aggregate preclinical milestone payments of up to $ 30,000 during the research programs. Additionally, the Company is eligible to receive mid to high single digit royalties on global net sales of any approved products under the collaboration.

Under the Bayer Agreement, the Company and Bayer will jointly pursue a preclinical research program with respect to each of the two immune checkpoint regulators. A joint steering committee consisting of an equal number of representatives from each party will be responsible for overseeing and directing each such research program pursuant to agree upon work-plans. Each party will be responsible for the costs and expenses incurred by it in performing its designated activities under the work-plans during the research programs. Following each such research program, Bayer will have full control over further clinical development of any cancer therapeutic product candidates targeting the Company-discovered immune checkpoint regulators and will have worldwide commercialization rights for any approved products.